Equity Method Investments and Other Investments (Tables)	12 Months Ended
Mar. 31, 2026
Equity Method Investments and Other Investments [Abstract]
Schedule of Balance Sheet and Income Statement Information for Joint Ventures

The following table provides summarized balance sheet and income statement information for Joint Ventures:

	KC-Glory JV	KC-Geotech JV	KC-CRFG JV	Total
	As of March 31, 2026
Current assets	$1,735,185	245,772	1,162,731	3,143,688
Non-current assets	—	—	—	—
Current liabilities	1,426,194	269,945	339,130	2,035,269
Non-current liabilities	—	—	—	—
Equity (Deficit)	$308,991	(24,173)	823,601	1,108,419

	KC-Glory JV	KC-Geotech JV	KC-CRFG JV	Total
	As of March 31, 2025
Current assets	$1,748,391	$247,932	$1,188,208	$3,184,531
Non-current assets	—	—	—	—
Current liabilities	1,436,946	271,864	370,751	2,079,561
Non-current liabilities	—	—	—	—
Equity (Deficit)	$311,445	$(23,932)	$817,457	$1,104,970

	Year ended March 31, 2026
Total revenues	$—	—	9,748,960	9,748,960
Net (loss)/profit	$(111)	(424)	12,345	11,810

	Year ended March 31, 2025
Total revenues	$—	641	$4,828,815	$4,829,456
Net loss	$(64)	7,168	$5,443	$12,547

Schedule of Equity Method Investment in Joint Ventures

The following table summarizes the activity of the Company’s equity method investments in joint ventures:

Total
Balance at April 1, 2024	$1,311,010
Company’s share in net profit recognized during the year	5,528
Exchange difference	7,591
Balance at March 31, 2025	1,324,129
Company’s share in net profit recognized during the year	4,048
Exchange difference	(9,982)
Balance at March 31, 2026	$1,318,195

Schedule of Other Investments at Fair Value on Recurring Basis

The following table provides a reconciliation of the other investment at fair value on a non-recurring basis using significant unobservable inputs:

	2026	2025
Balance as of March 31, 2025	$—	$—
Addition	20,000,000	—
Fair value adjustment	23,437,041	—
Exchange difference	(257,027)
Balance as of March 31, 2026	$43,180,014	$—

Schedule of Other Investments in Equity Method Investment

The following table provides a reconciliation of the other investment at equity method investments:

	2026	2025
Balance as of March 31, 2025	$—	$—
Addition	3,000,000	—
Exchange difference	(18,752)
Balance as of March 31, 2026	$2,981,248	$—